Schedule of Investments (unaudited)
February 28, 2023
BlackRock Advantage Small Cap Core Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Common Stocks
Aerospace & Defense — 0.9%
Ducommun, Inc.(a)	1,702	$ 91,568
HEICO Corp., Class A	7,508	977,166
Kratos Defense & Security Solutions, Inc.(a)(b)	198,271	2,508,128
Moog, Inc., Class A	193,728	19,105,455
Parsons Corp.(a)	208,282	9,378,939
V2X, Inc.(a)	51,439	2,385,226
		34,446,482
Air Freight & Logistics — 0.7%
Air Transport Services Group, Inc.(a)	43,304	906,353
Hub Group, Inc., Class A(a)	288,434	26,458,051
		27,364,404
Airlines — 0.2%
Allegiant Travel Co.(a)	26,861	2,754,595
Hawaiian Holdings, Inc.(a)	111,889	1,253,157
SkyWest, Inc.(a)	58,280	1,111,400
Spirit Airlines, Inc.(b)	169,669	3,108,336
Wheels Up Experience, Inc., Class A(a)	685,130	760,494
		8,987,982
Auto Components — 2.0%
Adient PLC(a)(b)	322,033	13,757,250
Cooper-Standard Holdings, Inc.(a)(b)	79,671	1,270,752
Dana, Inc.	305,349	4,836,728
Dorman Products, Inc.(a)	3,047	283,462
Fox Factory Holding Corp.(a)	61,333	7,206,628
Goodyear Tire & Rubber Co.(a)	330,364	3,752,935
LCI Industries	34,783	3,923,870
Modine Manufacturing Co.(a)(b)	402,798	9,832,299
Patrick Industries, Inc.	59,774	4,354,536
Spruce Power Holding Corp.(a)	883	848
Standard Motor Products, Inc.	27,513	1,072,182
Stoneridge, Inc.(a)	23,646	563,011
Visteon Corp.(a)	151,512	25,308,565
XPEL, Inc.(a)	305	20,377
		76,183,443
Automobiles — 0.3%
Winnebago Industries, Inc.	158,499	10,074,196
Banks — 8.0%
Amalgamated Financial Corp.	173,057	4,075,492
Ameris Bancorp	17,847	854,336
Associated Banc-Corp.	509,592	11,797,055
Atlantic Union Bankshares Corp.	5,421	203,071
BancFirst Corp.	15,728	1,419,452
BankFinancial Corp.	46,408	477,538
Bar Harbor Bankshares	5,243	156,608
Business First Bancshares, Inc.	59,275	1,235,291
Cadence Bank	123,711	3,285,764
Capital Bancorp, Inc.	416	8,449
Capital City Bank Group, Inc.	174,147	6,211,824
Capstar Financial Holdings, Inc.	100,969	1,746,764
Carter Bankshares, Inc.(a)	33,917	589,138
Colony Bankcorp, Inc.	2,188	27,503
Community Trust Bancorp, Inc.	47,624	2,035,926
ConnectOne Bancorp, Inc.	56,197	1,362,777
Customers Bancorp, Inc.(a)	17,267	531,824
Enterprise Bancorp, Inc.	2,892	102,348
Enterprise Financial Services Corp.	14,117	768,812
FB Financial Corp.	246,255	9,281,351
Financial Institutions, Inc.	44,009	1,098,465
First Bancshares, Inc.	132,232	4,140,184
Security	Shares	Value
Banks (continued)
First Bank/Hamilton NJ	11,724	$ 159,798
First Busey Corp.	75,168	1,814,556
First Business Financial Services, Inc.	43,141	1,528,054
First Commonwealth Financial Corp.	70,246	1,124,638
First Community Bankshares, Inc.	69,317	2,164,077
First Financial Corp.	58,529	2,572,350
First Financial Northwest, Inc.	120,698	1,803,228
First Foundation, Inc.	88,140	1,328,270
First Interstate BancSystem, Inc., Class A	41,866	1,487,918
First of Long Island Corp.	19,922	339,072
First United Corp.	31,812	620,970
Fulton Financial Corp.	831,886	14,308,439
Hancock Whitney Corp.	710,541	34,901,774
HBT Financial, Inc.	163,608	3,717,174
Heartland Financial U.S.A., Inc.	940,683	46,507,368
Heritage Commerce Corp.	246,123	2,980,550
HomeTrust Bancshares, Inc.	116,679	3,415,194
Horizon Bancorp, Inc.	199,341	3,033,970
Independent Bank Corp.	122,592	2,703,154
Lakeland Bancorp, Inc.	305,019	5,871,616
Mercantile Bank Corp.	59,035	2,042,021
Meridian Corp.	220	6,952
Metropolitan Bank Holding Corp.(a)	32,624	1,820,745
Mid Penn Bancorp, Inc.	68,237	2,088,052
Midland States Bancorp, Inc.	303,646	7,906,942
MidWestOne Financial Group, Inc.	14,208	426,808
National Bank Holdings Corp., Class A	26,773	1,084,039
Northrim BanCorp, Inc.	118,796	6,237,978
OceanFirst Financial Corp.	911,085	21,610,936
Old National Bancorp	305,838	5,404,157
Old Second Bancorp, Inc.	6,138	101,768
Origin Bancorp, Inc.	126,696	4,803,045
Peapack-Gladstone Financial Corp.	79,690	2,960,484
Premier Financial Corp.	272,232	6,756,798
Republic Bancorp, Inc., Class A	34,469	1,533,871
Republic First Bancorp, Inc.(a)	1,292,728	2,585,456
Riverview Bancorp, Inc.	221,002	1,544,804
Sandy Spring Bancorp, Inc.	270,976	8,928,659
Shore Bancshares, Inc.	4,305	73,443
Sierra Bancorp	91,697	1,853,196
Silvergate Capital Corp., Class A(a)(b)	48,866	679,726
Simmons First National Corp., Class A	1,763	39,191
SmartFinancial, Inc.	33,473	913,813
South Plains Financial, Inc.	78,701	2,069,049
Southern First Bancshares, Inc.(a)	26,985	1,086,146
Summit Financial Group, Inc.	17,069	434,747
Towne Bank	214,671	6,510,971
UMB Financial Corp.	73,850	6,695,241
Univest Financial Corp.	160,899	4,537,352
Veritex Holdings, Inc.	70,210	1,871,799
Washington Trust Bancorp, Inc.	37,489	1,574,538
WesBanco, Inc.	471,597	17,048,232
Wintrust Financial Corp.	26,705	2,460,332
		309,483,433
Beverages — 0.9%
Coca-Cola Consolidated, Inc.	9,169	5,105,758
MGP Ingredients, Inc.	66,938	6,790,191
Primo Water Corp.	1,480,132	22,912,443
		34,808,392
Biotechnology — 7.3%
2seventy bio, Inc.(a)	54,210	731,293
4D Molecular Therapeutics, Inc.(a)	95,039	1,828,550

Schedule of Investments (unaudited)  (continued)
February 28, 2023
BlackRock Advantage Small Cap Core Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Biotechnology (continued)
89bio, Inc.(a)(b)	87,619	$ 1,193,371
ACADIA Pharmaceuticals, Inc.(a)	88,068	1,822,127
ADMA Biologics, Inc.(a)	151,789	538,851
Adverum Biotechnologies, Inc.(a)	285,324	205,433
Agenus, Inc.(a)	829,374	1,708,510
Agios Pharmaceuticals, Inc.(a)	139,565	3,532,390
Albireo Pharma, Inc.(a)(b)	28,456	1,267,715
Alector, Inc.(a)(b)	696,862	5,951,201
Alkermes PLC(a)	539,540	14,427,300
Allakos, Inc.(a)	225,760	1,343,272
Allogene Therapeutics, Inc.(a)(b)	505,577	3,210,414
ALX Oncology Holdings, Inc.(a)(b)	13,822	91,502
Anika Therapeutics, Inc.(a)	27,066	857,992
Apellis Pharmaceuticals, Inc.(a)	86,642	5,673,318
Applied Molecular Transport, Inc.(a)	65,272	34,372
Arcus Biosciences, Inc.(a)(b)	396,178	7,214,401
ARS Pharmaceuticals, Inc.(a)	26,040	232,277
Atara Biotherapeutics, Inc.(a)	424,162	1,717,856
Atossa Therapeutics, Inc.(a)	340,502	251,971
Avidity Biosciences, Inc.(a)	180,515	4,278,205
Avita Medical, Inc.(a)	1,282	17,192
Avrobio, Inc.(a)	251,819	352,547
Beam Therapeutics, Inc.(a)(b)	107,535	4,327,208
BioAtla, Inc.(a)(b)	109,863	327,392
Biomea Fusion, Inc.(a)	5,814	74,652
Bluebird Bio, Inc.(a)(b)	311,466	1,619,623
Blueprint Medicines Corp.(a)	273,429	11,585,187
Bridgebio Pharma, Inc.(a)(b)	405,527	4,631,118
C4 Therapeutics, Inc.(a)	90,727	478,131
CareDx, Inc.(a)	95,916	1,613,307
Coherus Biosciences, Inc.(a)	748,332	5,066,208
Cue Biopharma, Inc.(a)	24,211	67,791
Cullinan Oncology, Inc.(a)(b)	30,878	348,613
Cyteir Therapeutics, Inc.(a)	2,314	3,494
Cytokinetics, Inc.(a)(b)	10,757	466,424
Day One Biopharmaceuticals, Inc.(a)	6,890	126,914
Deciphera Pharmaceuticals, Inc.(a)	401,763	5,825,563
Denali Therapeutics, Inc.(a)	343,634	9,329,663
Dynavax Technologies Corp.(a)	61,328	631,678
Dyne Therapeutics, Inc.(a)	90,769	1,169,105
Editas Medicine, Inc.(a)(b)	483,335	4,369,348
Emergent BioSolutions, Inc.(a)(b)	357,633	4,427,497
Enanta Pharmaceuticals, Inc.(a)	97,356	4,721,766
Fate Therapeutics, Inc.(a)	1,343,123	8,219,913
FibroGen, Inc.(a)	234,513	5,206,189
Foghorn Therapeutics, Inc.(a)	601	3,444
G1 Therapeutics, Inc.(a)	146,920	531,850
Generation Bio Co.(a)	5,496	21,764
Halozyme Therapeutics, Inc.(a)	92,983	4,462,254
Heron Therapeutics, Inc.(a)(b)	835,666	1,980,528
Homology Medicines, Inc.(a)	191,198	290,621
Icosavax, Inc.(a)	6,015	49,203
IGM Biosciences, Inc.(a)	2,232	46,917
Inovio Pharmaceuticals, Inc.(a)	748,675	943,331
Inozyme Pharma, Inc.(a)(b)	109,285	309,277
Insmed, Inc.(a)	345,723	7,045,835
Intellia Therapeutics, Inc.(a)	219,152	8,803,336
Intercept Pharmaceuticals, Inc.(a)	253,009	5,105,722
Iovance Biotherapeutics, Inc.(a)	5,536	40,357
Ironwood Pharmaceuticals, Inc., Class A(a)(b)	915,768	10,320,705
iTeos Therapeutics, Inc.(a)	93,207	1,650,696
Jounce Therapeutics, Inc.(a)	2,088	2,339
Security	Shares	Value
Biotechnology (continued)
Karuna Therapeutics, Inc.(a)	18,323	$ 3,653,973
Karyopharm Therapeutics, Inc.(a)	668,654	2,019,335
Kiniksa Pharmaceuticals Ltd., Class A(a)	387,568	4,984,124
Kinnate Biopharma, Inc.(a)	15,283	80,694
Kodiak Sciences, Inc.(a)	471,779	3,066,563
Kronos Bio, Inc.(a)	43,065	74,933
Kura Oncology, Inc.(a)	66,358	790,987
Kymera Therapeutics, Inc.(a)	115,580	3,626,900
Lexicon Pharmaceuticals, Inc.(a)	11,193	25,184
MacroGenics, Inc.(a)(b)	413,414	2,517,691
MeiraGTx Holdings PLC(a)	37,363	288,442
MiMedx Group, Inc.(a)	9,827	47,268
Mirum Pharmaceuticals, Inc.(a)	87,782	2,063,755
Morphic Holding, Inc.(a)	22,684	964,524
Myriad Genetics, Inc.(a)	148,767	2,814,672
NextCure, Inc.(a)	169,789	263,173
Nkarta, Inc.(a)	104,048	437,002
Nurix Therapeutics, Inc.(a)	114,131	1,076,255
Olema Pharmaceuticals, Inc.(a)(b)	159,827	655,291
Passage Bio, Inc.(a)	143,703	176,755
Poseida Therapeutics, Inc.(a)	166,014	944,620
Precigen, Inc.(a)(b)	121,854	153,536
Prometheus Biosciences, Inc.(a)	4,364	534,110
Protagonist Therapeutics, Inc.(a)	12,024	195,029
PTC Therapeutics, Inc.(a)	153,788	6,715,922
Puma Biotechnology, Inc.(a)	228,047	880,261
Pyxis Oncology, Inc.(a)(b)	12,210	27,717
Recursion Pharmaceuticals, Inc., Class A(a)(b)	147,835	1,204,855
REGENXBIO, Inc.(a)(b)	432,191	9,616,250
Relay Therapeutics, Inc.(a)(b)	302,231	4,881,031
Rigel Pharmaceuticals, Inc.(a)	800,655	1,208,989
Rocket Pharmaceuticals, Inc.(a)	161,197	3,096,594
Sana Biotechnology, Inc.(a)(b)	140,099	514,163
Sangamo Therapeutics, Inc.(a)(b)	1,413,433	4,310,971
Scholar Rock Holding Corp.(a)	88,020	755,212
Seres Therapeutics, Inc.(a)	194,125	980,331
Shattuck Labs, Inc.(a)	4,414	20,834
SpringWorks Therapeutics, Inc.(a)	25,547	814,949
Stoke Therapeutics, Inc.(a)	22,580	200,736
Surface Oncology, Inc.(a)	58,721	38,756
Sutro Biopharma, Inc.(a)	320,218	1,806,030
TCR2 Therapeutics, Inc.(a)	2,520	3,150
Tenaya Therapeutics, Inc.(a)	6,743	20,701
TG Therapeutics, Inc.(a)	12,879	206,322
Travere Therapeutics, Inc.(a)	412,998	9,152,036
Twist Bioscience Corp.(a)(b)	315,650	6,142,549
Ultragenyx Pharmaceutical, Inc.(a)	54,263	2,414,161
UroGen Pharma Ltd.(a)(b)	68,100	701,430
Veracyte, Inc.(a)	292,640	7,201,870
Vericel Corp.(a)	6,044	183,798
Vir Biotechnology, Inc.(a)	344,358	7,851,362
Vor BioPharma, Inc.(a)	2,295	12,806
Voyager Therapeutics, Inc.(a)(b)	52,033	373,597
Xencor, Inc.(a)	83,670	2,688,317
		280,207,539
Building Products — 1.6%
AAON, Inc.	17,020	1,548,139
Apogee Enterprises, Inc.	39,730	1,818,045
Builders FirstSource, Inc.(a)	112,051	9,499,684
Caesarstone Ltd.	37,444	217,924
Gibraltar Industries, Inc.(a)	47,652	2,545,093
Janus International Group, Inc.(a)(b)	343,052	3,564,310

Schedule of Investments (unaudited)  (continued)
February 28, 2023
BlackRock Advantage Small Cap Core Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Building Products (continued)
JELD-WEN Holding, Inc.(a)	209,341	$ 2,752,834
PGT Innovations, Inc.(a)	330,303	6,985,908
Quanex Building Products Corp.	31,209	809,874
Resideo Technologies, Inc.(a)(b)	88,042	1,614,690
UFP Industries, Inc.	341,618	29,218,588
		60,575,089
Capital Markets — 2.1%
AssetMark Financial Holdings, Inc.(a)	208,243	6,518,006
Cohen & Steers, Inc.	52,866	3,825,384
Cowen, Inc., Class A	41,537	1,619,528
Federated Hermes, Inc., Class B	794	31,244
GCM Grosvenor, Inc., Class A	4,323	35,578
Greenhill & Co., Inc.	4,987	56,054
Hamilton Lane, Inc., Class A	114,397	8,900,087
Houlihan Lokey, Inc., Class A	216,900	20,757,330
Moelis & Co., Class A	203,797	8,728,625
Open Lending Corp., Class A(a)	354,902	2,512,706
Stifel Financial Corp.	231,024	15,439,334
StoneX Group, Inc.(a)	8,270	833,864
Victory Capital Holdings, Inc., Class A	127,286	4,322,632
Virtus Investment Partners, Inc.	27,382	5,761,994
		79,342,366
Chemicals — 1.2%
American Vanguard Corp.	3,454	72,085
Cabot Corp.	50,578	4,022,468
Ecovyst, Inc.(a)	174,484	1,751,820
FutureFuel Corp.	6,740	58,975
HB Fuller Co.	45,254	3,156,919
Ingevity Corp.(a)(b)	75,828	6,260,360
Innospec, Inc.	48,031	5,257,473
Livent Corp.(a)(b)	135,018	3,166,172
LSB Industries, Inc.(a)(b)	68,735	934,109
Perimeter Solutions SA(a)(b)	32,189	275,538
Quaker Chemical Corp.	30,636	5,997,916
Sensient Technologies Corp.	89,057	6,714,007
Stepan Co.	86,247	8,977,450
Trinseo PLC	2,617	60,662
		46,705,954
Commercial Services & Supplies — 0.7%
ACCO Brands Corp.	753,803	4,274,063
BrightView Holdings, Inc.(a)	440,965	2,786,899
CECO Environmental Corp.(a)	58,999	922,154
Cimpress PLC(a)	18,716	657,306
CoreCivic, Inc.(a)	163,207	1,584,740
Kimball International, Inc., Class B	424,603	2,934,007
Li-Cycle Holdings Corp.(a)	21,834	132,314
Steelcase, Inc., Class A	491,312	3,866,625
Tetra Tech, Inc.	70,516	9,652,935
Viad Corp.(a)	19,612	504,225
		27,315,268
Communications Equipment — 0.4%
Calix, Inc.(a)	120,100	6,143,115
Digi International, Inc.(a)	20,268	676,343
Extreme Networks, Inc.(a)	307,865	5,763,233
NETGEAR, Inc.(a)	127,653	2,310,519
		14,893,210
Construction & Engineering — 2.3%
Ameresco, Inc., Class A(a)(b)	30,136	1,324,477
API Group Corp.(a)	19,610	460,639
Comfort Systems U.S.A., Inc.	150,839	21,938,024
Security	Shares	Value
Construction & Engineering (continued)
Concrete Pumping Holdings, Inc.(a)	18,732	$ 146,297
Dycom Industries, Inc.(a)	4,624	389,387
EMCOR Group, Inc.	241,916	40,453,194
Fluor Corp.(a)	13,491	494,715
Matrix Service Co.(a)	94,508	598,236
MYR Group, Inc.(a)	55,157	6,652,486
Primoris Services Corp.	268,691	7,389,002
Sterling Infrastructure, Inc.(a)	164,085	6,310,709
Tutor Perini Corp.(a)	252,665	2,049,113
		88,206,279
Construction Materials — 0.1%
Summit Materials, Inc., Class A(a)	114,902	3,394,205
Consumer Finance — 1.1%
Enova International, Inc.(a)	181,130	8,830,088
EZCORP, Inc., Class A, NVS(a)	83,650	737,793
FirstCash Holdings, Inc.	118,335	10,443,064
LendingClub Corp.(a)	166,505	1,565,147
LendingTree, Inc.(a)	179,287	5,903,921
Nelnet, Inc., Class A	6,121	574,578
Oportun Financial Corp.(a)	44,064	266,147
PRA Group, Inc.(a)	137,483	5,851,276
PROG Holdings, Inc.(a)	198,799	4,914,311
Regional Management Corp.	95,942	3,024,092
		42,110,417
Containers & Packaging — 0.0%
Myers Industries, Inc.	13,177	340,494
Diversified Consumer Services — 0.5%
2U, Inc.(a)	34,561	309,667
American Public Education, Inc.(a)	37,236	411,085
Beachbody Co., Inc.(a)(b)	33,933	21,904
Chegg, Inc.(a)	336,763	5,351,164
Laureate Education, Inc., Class A	970,785	11,513,510
OneSpaWorld Holdings Ltd.(a)(b)	177,685	2,059,369
Stride, Inc.(a)	15,141	643,038
		20,309,737
Diversified Financial Services — 0.1%
Jackson Financial, Inc., Class A	102,319	4,643,236
Diversified Telecommunication Services — 0.4%
Bandwidth, Inc., Class A(a)(b)	209,343	3,328,554
EchoStar Corp., Class A(a)	192,095	3,834,216
IDT Corp., Class B(a)	24,443	743,312
Liberty Latin America Ltd., Class A(a)	41,610	367,000
Liberty Latin America Ltd., Class C, NVS(a)	69,012	605,925
Ooma, Inc.(a)	419,569	5,492,158
Telesat Corp.(a)(b)	2,252	21,214
		14,392,379
Electric Utilities — 0.2%
ALLETE, Inc.	12,334	754,717
Portland General Electric Co.	159,210	7,610,238
		8,364,955
Electrical Equipment — 1.0%
Atkore, Inc.(a)	115,477	16,861,952
Bloom Energy Corp., Class A(a)(b)	444,274	9,636,303
Encore Wire Corp.(b)	2,591	500,089
LSI Industries, Inc.	73,401	1,065,782
Shoals Technologies Group, Inc., Class A(a)	124,465	3,054,371
SunPower Corp.(a)(b)	334,208	5,019,804
Sunrun, Inc.(a)	39,824	957,369

Schedule of Investments (unaudited)  (continued)
February 28, 2023
BlackRock Advantage Small Cap Core Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Electrical Equipment (continued)
Thermon Group Holdings, Inc.(a)	7,051	$ 186,499
TPI Composites, Inc.(a)	62,578	723,402
		38,005,571
Electronic Equipment, Instruments & Components — 2.8%
Advanced Energy Industries, Inc.	942	87,681
Belden, Inc.	160,048	13,504,850
Benchmark Electronics, Inc.	196,510	4,674,973
ePlus, Inc.(a)	201,309	10,904,909
Fabrinet(a)	55,429	6,755,132
FARO Technologies, Inc.(a)	14,100	383,520
Insight Enterprises, Inc.(a)	43,818	5,868,107
Kimball Electronics, Inc.(a)	1,825	45,643
OSI Systems, Inc.(a)	141,694	13,113,780
PC Connection, Inc.	203,054	8,893,765
Plexus Corp.(a)	46,119	4,422,351
Sanmina Corp.(a)	568,335	34,361,534
ScanSource, Inc.(a)	154,723	4,824,263
Vishay Precision Group, Inc.(a)	4,698	204,833
		108,045,341
Energy Equipment & Services — 2.2%
Archrock, Inc.	462,722	5,122,333
Borr Drilling Ltd.(a)	986,251	7,130,595
ChampionX Corp.	127,921	3,910,545
Forum Energy Technologies, Inc.(a)	1,255	36,746
Helix Energy Solutions Group, Inc.(a)	279,762	2,316,429
Helmerich & Payne, Inc.	168,874	7,106,218
Liberty Energy, Inc., Class A	1,269,374	19,357,954
Nabors Industries Ltd.(a)(b)	48,588	7,303,262
Newpark Resources, Inc.(a)	2,233	9,892
NexTier Oilfield Solutions, Inc.(a)	181,055	1,653,032
Oil States International, Inc.(a)	350,858	3,203,334
Patterson-UTI Energy, Inc.	934,682	12,805,143
ProPetro Holding Corp.(a)	1,291,625	11,379,216
RPC, Inc.	9,459	82,956
Solaris Oilfield Infrastructure, Inc., Class A	147,456	1,316,782
U.S. Silica Holdings, Inc.(a)	278,601	3,382,216
		86,116,653
Entertainment — 0.2%
Cinemark Holdings, Inc.(a)	434,662	5,915,750
Eros Media World PLC(a)	23,977	268
Lions Gate Entertainment Corp., Class A(a)(b)	66,259	703,008
Marcus Corp.	32,975	530,568
		7,149,594
Equity Real Estate Investment Trusts (REITs) — 5.0%
Acadia Realty Trust	730,259	10,639,874
Alexander & Baldwin, Inc.	118,636	2,214,934
American Assets Trust, Inc.	433,234	10,930,494
Apple Hospitality REIT, Inc.	158,830	2,622,283
Armada Hoffler Properties, Inc.	139,560	1,789,159
Bluerock Homes Trust, Inc., Class A(a)	5,611	120,580
Braemar Hotels & Resorts, Inc.	2,112,161	9,842,670
Brandywine Realty Trust	271,440	1,598,782
Broadstone Net Lease, Inc.	87,896	1,560,154
Corporate Office Properties Trust	315,074	8,012,332
DiamondRock Hospitality Co.	90,818	791,933
Diversified Healthcare Trust	22,142	21,699
Elme Communities	90,703	1,687,983
Empire State Realty Trust, Inc., Class A	16,741	122,042
First Industrial Realty Trust, Inc.	131,622	6,943,061
Hersha Hospitality Trust, Class A	112,138	937,474
InvenTrust Properties Corp.	2,888	69,861
Security	Shares	Value
Equity Real Estate Investment Trusts (REITs) (continued)
Kite Realty Group Trust	1,310,342	$ 28,460,628
Macerich Co.	334,890	4,001,936
NexPoint Residential Trust, Inc.	98,924	4,790,889
Office Properties Income Trust	35,278	579,970
Outfront Media, Inc.	2,001,317	34,922,982
Paramount Group, Inc.	2,541,080	13,391,492
Phillips Edison & Co., Inc.	245,041	8,353,448
Piedmont Office Realty Trust, Inc., Class A	207,068	1,894,672
RLJ Lodging Trust	954,641	10,825,629
RPT Realty	210,088	2,252,143
Ryman Hospitality Properties, Inc.	36,785	3,412,544
Terreno Realty Corp.	325,078	20,223,102
		193,014,750
Food & Staples Retailing — 0.2%
Andersons, Inc.	48,842	2,228,660
Performance Food Group Co.(a)	50,874	2,878,960
PriceSmart, Inc.	3,878	270,374
SpartanNash Co.	1,987	53,172
United Natural Foods, Inc.(a)	50,845	2,070,917
		7,502,083
Food Products — 1.4%
Cal-Maine Foods, Inc.	224,014	12,723,995
Fresh Del Monte Produce, Inc.	7,454	233,161
Hain Celestial Group, Inc.(a)(b)	88,255	1,573,587
Hostess Brands, Inc., Class A(a)(b)	514,818	12,716,005
Lancaster Colony Corp.	17,491	3,357,922
Lifecore Biomedical, Inc.(a)	905	5,240
Seneca Foods Corp., Class A(a)	51,492	2,862,955
Simply Good Foods Co.(a)(b)	249,979	9,571,696
Sovos Brands, Inc.(a)	87,659	1,145,703
SunOpta, Inc.(a)(b)	317,093	2,435,274
Vital Farms, Inc.(a)	418,002	6,754,913
Whole Earth Brands, Inc.(a)	839	2,886
		53,383,337
Gas Utilities — 0.6%
Brookfield Infrastructure Corp., Class A	266,532	11,516,848
New Jersey Resources Corp.	196,885	10,047,041
		21,563,889
Health Care Equipment & Supplies — 2.7%
Accuray, Inc.(a)	354,920	1,029,268
AngioDynamics, Inc.(a)	146,909	1,818,733
Artivion, Inc.(a)(b)	124,882	1,653,438
AtriCure, Inc.(a)	71,104	2,737,504
Atrion Corp.	4,515	2,564,520
Axogen, Inc.(a)	14,860	122,595
Cardiovascular Systems, Inc.(a)	92,077	1,814,838
Cerus Corp.(a)	258,159	738,335
Figs, Inc., Class A(a)	53,062	488,701
Haemonetics Corp.(a)	40,524	3,151,552
Heska Corp.(a)	57,622	4,692,159
Inogen, Inc.(a)	6,924	108,499
Inspire Medical Systems, Inc.(a)(b)	43,274	11,248,211
iRadimed Corp.	1,215	46,121
Lantheus Holdings, Inc.(a)(b)	47,128	3,485,587
LeMaitre Vascular, Inc.	50,735	2,542,331
LivaNova PLC(a)	87,912	4,159,996
Merit Medical Systems, Inc.(a)	321,521	22,692,952
NeuroPace, Inc.(a)	911	4,673
Nevro Corp.(a)(b)	113,904	3,581,142
NuVasive, Inc.(a)	135,556	5,860,086
OraSure Technologies, Inc.(a)	696,881	4,397,319

Schedule of Investments (unaudited)  (continued)
February 28, 2023
BlackRock Advantage Small Cap Core Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Health Care Equipment & Supplies (continued)
Orthofix Medical, Inc.(a)	72,694	$ 1,497,503
Shockwave Medical, Inc.(a)	75,281	14,321,457
SI-BONE, Inc.(a)	28,215	557,952
STAAR Surgical Co.(a)	18,911	1,047,480
Tactile Systems Technology, Inc.(a)	276,592	3,996,754
Varex Imaging Corp.(a)	223,172	3,947,913
ViewRay, Inc.(a)	77,030	332,770
Zimvie, Inc.(a)	8,628	98,187
Zynex, Inc.(a)	774	10,000
		104,748,576
Health Care Providers & Services — 2.6%
Accolade, Inc.(a)	86,173	957,382
AdaptHealth Corp.(a)	64,345	1,028,876
Alignment Healthcare, Inc.(a)	83,916	834,125
AMN Healthcare Services, Inc.(a)(b)	66,833	6,015,638
Aveanna Healthcare Holdings, Inc.(a)	142,707	174,102
Brookdale Senior Living, Inc.(a)	295,236	953,612
Clover Health Investments Corp.(a)(b)	547,930	723,268
Community Health Systems, Inc.(a)	73,800	447,228
CorVel Corp.(a)	10,781	1,943,599
Cross Country Healthcare, Inc.(a)	113,869	3,011,835
Ensign Group, Inc.	192,262	17,203,604
Fulgent Genetics, Inc.(a)	1,872	61,383
HealthEquity, Inc.(a)	242,886	15,828,881
Hims & Hers Health, Inc., Class A(a)	57,678	650,031
Joint Corp.(a)	29,560	464,092
National HealthCare Corp.	3,617	201,539
NeoGenomics, Inc.(a)	357,917	6,030,901
OPKO Health, Inc.(a)(b)	766,234	873,507
Option Care Health, Inc.(a)	735,119	22,546,100
PetIQ, Inc.(a)	36,324	338,540
Privia Health Group, Inc.(a)(b)	115,577	3,228,066
Progyny, Inc.(a)	396,923	14,908,428
Viemed Healthcare, Inc.(a)	191,743	1,767,870
		100,192,607
Health Care Technology — 1.2%
American Well Corp., Class A(a)	1,023,230	2,854,812
Evolent Health, Inc., Class A(a)	452,764	15,851,268
Health Catalyst, Inc.(a)	251,869	3,516,091
HealthStream, Inc.(a)	35,459	909,523
Multiplan Corp., Class A(a)(b)	232,929	235,258
NextGen Healthcare, Inc.(a)	79,533	1,440,343
Phreesia, Inc.(a)	233,150	8,579,920
Sharecare, Inc., Class A(a)	71,693	167,762
Veradigm, Inc.(a)	878,194	14,586,802
		48,141,779
Hotels, Restaurants & Leisure — 2.9%
Accel Entertainment, Inc.(a)	225,297	2,061,468
Bally’s Corp.(a)	118,369	2,337,788
BJ’s Restaurants, Inc.(a)	147,369	4,715,808
Dave & Buster’s Entertainment, Inc.(a)(b)	253,984	10,164,440
Everi Holdings, Inc.(a)(b)	49,251	935,276
Fiesta Restaurant Group, Inc.(a)	710	5,715
Golden Entertainment, Inc.(a)	11,165	458,993
Hilton Grand Vacations, Inc.(a)(b)	495,803	23,669,635
International Game Technology PLC(b)	382,614	10,162,228
Monarch Casino & Resort, Inc.	1,789	131,706
Noodles & Co.(a)	1,561	9,116
Papa John’s International, Inc.	137,709	11,560,671
PlayAGS, Inc.(a)	115,864	743,847
Rush Street Interactive, Inc.(a)	108,124	453,040
Security	Shares	Value
Hotels, Restaurants & Leisure (continued)
Shake Shack, Inc., Class A(a)	56,456	$ 3,149,680
Texas Roadhouse, Inc.	338,087	34,329,354
Wingstop, Inc.	42,134	7,177,527
		112,066,292
Household Durables — 1.2%
Beazer Homes U.S.A., Inc.(a)	46,202	688,872
Century Communities, Inc.	46,537	2,783,378
Ethan Allen Interiors, Inc.	198,026	5,851,668
GoPro, Inc., Class A(a)(b)	248,013	1,287,187
Helen of Troy Ltd.(a)	869	97,928
Hooker Furnishings Corp.	32,675	718,360
Installed Building Products, Inc.	104,569	12,065,171
iRobot Corp.(a)	41,516	1,705,892
MDC Holdings, Inc.	231,875	8,579,375
Skyline Champion Corp.(a)	67,744	4,634,367
Taylor Morrison Home Corp., Class A(a)	152,207	5,453,577
Tri Pointe Homes, Inc.(a)(b)	166,408	3,967,167
		47,832,942
Household Products — 0.3%
Central Garden & Pet Co.(a)(b)	15,370	622,485
Central Garden & Pet Co., Class A, NVS(a)	274,579	10,552,071
Oil-Dri Corp. of America	1,758	65,802
		11,240,358
Independent Power and Renewable Electricity Producers — 1.1%
Brookfield Renewable Corp., Class A	164,744	4,588,120
Clearway Energy, Inc., Class A	376,164	11,175,833
Clearway Energy, Inc., Class C	735,934	23,115,687
Sunnova Energy International, Inc.(a)	97,876	1,740,235
		40,619,875
Insurance — 1.7%
Ambac Financial Group, Inc.(a)	184,791	3,058,291
Argo Group International Holdings Ltd.	49,874	1,448,840
Bright Health Group, Inc.(a)(b)	156,995	136,586
CNO Financial Group, Inc.	110,901	2,841,284
Donegal Group, Inc., Class A	115,034	1,768,073
eHealth, Inc.(a)	124,107	913,427
Genworth Financial, Inc., Class A(a)	552,602	3,442,710
Goosehead Insurance, Inc., Class A(a)	47,997	2,239,060
HCI Group, Inc.	1,958	102,795
Heritage Insurance Holdings, Inc.	132,072	336,784
Hippo Holdings, Inc.(a)(b)	18,375	316,234
Kinsale Capital Group, Inc.	24,849	7,919,376
MBIA, Inc.(a)	30,379	418,926
Mercury General Corp.	282,438	9,617,014
Oscar Health, Inc., Class A(a)	1,075,880	5,960,375
RLI Corp.	122,474	16,890,389
Selective Insurance Group, Inc.	989	100,413
Selectquote, Inc.(a)	212,882	498,144
Trean Insurance Group, Inc.(a)	94,462	575,274
Trupanion, Inc.(a)(b)	78,574	4,665,724
United Fire Group, Inc.	33,775	963,938
Universal Insurance Holdings, Inc.	18,038	348,675
		64,562,332
Interactive Media & Services — 1.3%
Bumble, Inc., Class A(a)	462,979	11,194,832
Cargurus, Inc.(a)	147,447	2,513,971
DHI Group, Inc.(a)	11,360	48,166
Eventbrite, Inc., Class A(a)	682,208	5,976,142
EverQuote, Inc., Class A(a)	110,801	1,512,434
MediaAlpha, Inc., Class A(a)	2,981	45,132

Schedule of Investments (unaudited)  (continued)
February 28, 2023
BlackRock Advantage Small Cap Core Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Interactive Media & Services (continued)
Shutterstock, Inc.	121,292	$ 9,123,584
TrueCar, Inc.(a)	239,959	559,105
Vimeo, Inc.(a)	1,100,723	4,215,769
Yelp, Inc.(a)(b)	439,691	13,199,524
ZipRecruiter, Inc., Class A(a)	145,445	2,481,292
		50,869,951
Internet & Direct Marketing Retail — 0.6%
1-800-Flowers.com, Inc., Class A(a)	393,078	3,891,472
CarParts.com, Inc.(a)	42,471	266,293
ContextLogic, Inc., Class A(a)(b)	884,784	430,624
Lulu’s Fashion Lounge Holdings, Inc.(a)	163	497
Overstock.com, Inc.(a)	601,873	11,658,280
Revolve Group, Inc.(a)(b)	159,568	4,321,102
Stitch Fix, Inc., Class A(a)(b)	710,422	3,310,567
		23,878,835
IT Services — 2.4%
AvidXchange Holdings, Inc.(a)	267,506	2,661,685
Backblaze, Inc., Class A(a)	3,087	17,287
Conduent, Inc.(a)(b)	1,246,558	4,961,301
CSG Systems International, Inc.	201,661	11,333,348
DigitalOcean Holdings, Inc.(a)	31,848	1,018,499
Evo Payments, Inc., Class A(a)	26,969	912,901
ExlService Holdings, Inc.(a)	131,273	21,595,721
Fastly, Inc., Class A(a)	344,760	4,788,717
Flywire Corp.(a)	59,395	1,468,838
Grid Dynamics Holdings, Inc.(a)	59,385	691,835
Hackett Group, Inc.	280,224	5,223,375
Marqeta, Inc., Class A(a)	1,482,146	8,596,447
MoneyGram International, Inc.(a)	87,685	951,382
Payoneer Global, Inc.(a)	57,764	335,031
Paysafe Ltd.(a)	175,151	3,492,511
Perficient, Inc.(a)	29,172	2,065,378
Rackspace Technology, Inc.(a)(b)	62,574	147,049
Remitly Global, Inc.(a)	94,075	1,376,317
Repay Holdings Corp.(a)(b)	297,819	2,525,505
Sabre Corp.(a)	429,380	2,172,663
StoneCo Ltd., Class A(a)	1,677,351	14,274,257
TTEC Holdings, Inc.	22,134	891,115
		91,501,162
Leisure Products — 0.2%
Escalade, Inc.	357	4,587
Malibu Boats, Inc., Class A(a)	42,858	2,561,194
MasterCraft Boat Holdings, Inc.(a)	32,205	1,087,563
Topgolf Callaway Brands Corp.(a)	95,182	2,206,319
		5,859,663
Life Sciences Tools & Services — 0.8%
AbCellera Biologics, Inc.(a)(b)	614,290	5,160,036
Adaptive Biotechnologies Corp.(a)	1,014,464	8,673,667
Alpha Teknova, Inc.(a)	665	3,604
Berkeley Lights, Inc.(a)	311,166	544,540
BioLife Solutions, Inc.(a)	2,845	66,175
Bionano Genomics, Inc.(a)(b)	353,070	473,114
Codexis, Inc.(a)	408,209	1,973,691
CryoPort, Inc.(a)	22,284	482,671
Medpace Holdings, Inc.(a)	13,020	2,524,318
NanoString Technologies, Inc.(a)	261,064	2,547,985
Pacific Biosciences of California, Inc.(a)	290,400	2,636,832
Personalis, Inc.(a)(b)	728,618	2,193,140
Quanterix Corp.(a)	36,070	396,770
Quantum-Si, Inc.(a)	94,983	172,869
Seer, Inc., Class A(a)	254,505	1,040,925
Security	Shares	Value
Life Sciences Tools & Services (continued)
Singular Genomics Systems, Inc.(a)	130,459	$ 280,487
SomaLogic, Inc., Class A(a)	101,546	257,927
		29,428,751
Machinery — 3.7%
Altra Industrial Motion Corp.	246,022	15,137,734
Astec Industries, Inc.	94,838	4,270,555
Chart Industries, Inc.(a)(b)	12,561	1,676,893
Columbus McKinnon Corp.	22,011	817,048
Energy Recovery, Inc.(a)	12,043	265,789
EnPro Industries, Inc.	497	53,427
Evoqua Water Technologies Corp.(a)	77,860	3,780,882
Franklin Electric Co., Inc.	315,956	30,195,915
Hyster-Yale Materials Handling, Inc., Class A	25,258	982,789
Kadant, Inc.	2,430	521,624
Kennametal, Inc.	302,350	8,565,575
Lindsay Corp.	17,573	2,644,561
Manitowoc Co., Inc.(a)	533,404	10,086,670
Mayville Engineering Co., Inc.(a)	7,786	126,289
NN, Inc.(a)(b)	1,027	1,890
Shyft Group, Inc.	17,305	448,719
SPX Technologies, Inc.(a)	87,145	6,138,494
Terex Corp.	320,830	18,996,344
Titan International, Inc.(a)	14,267	177,053
Wabash National Corp.	12,133	332,444
Watts Water Technologies, Inc., Class A	224,860	39,402,218
		144,622,913
Marine — 0.4%
Matson, Inc.	217,875	14,490,866
Media — 0.5%
Cardlytics, Inc.(a)(b)	142,605	777,197
Clear Channel Outdoor Holdings, Inc.(a)(b)	21,414	37,903
Emerald Holding, Inc.(a)	2,401	9,148
Entravision Communications Corp., Class A	330,956	2,171,071
EW Scripps Co., Class A, NVS(a)	198,653	2,507,001
iHeartMedia, Inc., Class A(a)(b)	134,933	979,613
Integral Ad Science Holding Corp.(a)	8,854	96,686
Scholastic Corp., NVS	30,428	1,387,821
Sinclair Broadcast Group, Inc., Class A	332,403	5,408,197
TEGNA, Inc.	348,114	6,057,183
Thryv Holdings, Inc.(a)	32,595	777,065
Townsquare Media, Inc., Class A(a)	2,943	21,278
		20,230,163
Metals & Mining — 1.8%
Arconic Corp.(a)	173	4,574
Coeur Mining, Inc.(a)(b)	869,849	2,713,929
Commercial Metals Co.	674,416	34,901,028
Constellium SE(a)(b)	677,449	10,832,410
Materion Corp.	7,455	832,574
Novagold Resources, Inc.(a)	637,442	3,563,301
Olympic Steel, Inc.	33,270	1,746,675
Perpetua Resources Corp.(a)	713	2,545
PolyMet Mining Corp.(a)	1,770	4,425
Ryerson Holding Corp.	50,488	1,814,034
Schnitzer Steel Industries, Inc., Class A	226,378	7,400,297
SunCoke Energy, Inc.	135,732	1,290,811
Warrior Met Coal, Inc.	150,448	5,757,645
		70,864,248
Mortgage Real Estate Investment Trusts (REITs) — 0.3%
Arbor Realty Trust, Inc.	640,847	9,663,973
Great Ajax Corp.	186,759	1,565,040

Schedule of Investments (unaudited)  (continued)
February 28, 2023
BlackRock Advantage Small Cap Core Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Mortgage Real Estate Investment Trusts (REITs) (continued)
Ladder Capital Corp.	175,625	$ 1,984,563
Nexpoint Real Estate Finance, Inc.	5,826	105,159
		13,318,735
Multiline Retail — 0.1%
Dillard’s, Inc., Class A(b)	5,518	1,966,671
Macy’s, Inc.	158,422	3,241,314
		5,207,985
Multi-Utilities — 0.2%
Black Hills Corp.	137,697	8,455,973
NorthWestern Corp.	9,910	572,600
Unitil Corp.	6,178	335,589
		9,364,162
Oil, Gas & Consumable Fuels — 4.3%
Alto Ingredients, Inc.(a)	20,776	60,666
Ardmore Shipping Corp.	387,302	7,029,531
Berry Corp.	27,075	255,317
California Resources Corp.	35,122	1,482,148
Chesapeake Energy Corp.	53,591	4,330,689
Chord Energy Corp.	98,297	13,232,742
Civitas Resources, Inc.	146,579	10,285,448
Clean Energy Fuels Corp.(a)	248,301	1,390,486
Delek U.S. Holdings, Inc.	200,745	5,052,752
DHT Holdings, Inc.	318,456	3,684,536
Energy Fuels, Inc.(a)(b)	88,083	591,037
Evolution Petroleum Corp.	225,547	1,468,311
International Seaways, Inc.	58,155	2,991,493
Magnolia Oil & Gas Corp., Class A	1,190,271	26,007,421
Matador Resources Co.	234,385	12,607,569
Murphy Oil Corp.	307,098	11,982,964
Navigator Holdings Ltd.(a)	4,014	55,754
Nordic American Tankers Ltd.	580,694	2,572,474
Northern Oil and Gas, Inc.	12,671	393,308
Ovintiv, Inc.	291,921	12,485,461
PBF Energy, Inc., Class A	243,259	10,632,851
SandRidge Energy, Inc.(a)	44,889	654,931
Scorpio Tankers, Inc.	131,282	7,924,182
SM Energy Co.	306,248	9,037,378
Southwestern Energy Co.(a)	77,343	409,918
Talos Energy, Inc.(a)	58,564	1,043,025
Teekay Corp.(a)	84,941	530,032
Teekay Tankers Ltd., Class A(a)	139,530	6,299,780
World Fuel Services Corp.	438,608	12,039,790
		166,531,994
Paper & Forest Products — 0.0%
Resolute Forest Products, Inc.(a)	72,036	1,579,029
Personal Products — 0.6%
elf Beauty, Inc.(a)	221,245	16,538,064
Medifast, Inc.	50,568	5,670,190
Nature’s Sunshine Products, Inc.(a)	1,259	13,647
USANA Health Sciences, Inc.(a)(b)	20,537	1,248,239
		23,470,140
Pharmaceuticals — 2.4%
Aclaris Therapeutics, Inc.(a)	125,767	1,567,057
Amphastar Pharmaceuticals, Inc.(a)	281,988	8,984,138
Arvinas, Inc.(a)	83,867	2,570,524
Assertio Holdings, Inc.(a)(b)	3,971	21,960
Atea Pharmaceuticals, Inc.(a)(b)	547,249	1,937,262
Collegium Pharmaceutical, Inc.(a)	94,131	2,497,295
Corcept Therapeutics, Inc.(a)(b)	506,004	10,540,063
Edgewise Therapeutics, Inc.(a)(b)	46,540	445,853
Security	Shares	Value
Pharmaceuticals (continued)
Endo International PLC(a)	724,513	$ 63,757
Esperion Therapeutics, Inc.(a)(b)	249,813	1,543,844
Harmony Biosciences Holdings, Inc.(a)	106,192	4,675,634
Innoviva, Inc.(a)	35,765	431,684
Intra-Cellular Therapies, Inc.(a)	99,381	4,872,650
Ligand Pharmaceuticals, Inc.(a)	15,576	1,123,653
Marinus Pharmaceuticals, Inc.(a)	19,905	137,345
Mind Medicine MindMed, Inc.(a)(b)	16,675	62,031
Nektar Therapeutics(a)	1,116,680	1,541,018
NGM Biopharmaceuticals, Inc.(a)	271,954	1,289,062
Nuvation Bio, Inc.(a)	250,682	486,323
Pacira BioSciences, Inc.(a)	64,696	2,754,109
Prestige Consumer Healthcare, Inc.(a)	393,196	23,690,059
Reata Pharmaceuticals, Inc., Class A(a)(b)	32,432	1,010,905
Revance Therapeutics, Inc.(a)(b)	75,721	2,627,519
Scilex Holding Co. (Acquired 01/09/23, cost $2,172,394), NVS(a)(b)(c)	430,177	3,646,610
Supernus Pharmaceuticals, Inc.(a)	313,348	11,778,751
Tarsus Pharmaceuticals, Inc.(a)	12,872	199,387
Xeris Biopharma Holdings, Inc.(a)	204,564	282,298
		90,780,791
Professional Services — 2.5%
ASGN, Inc.(a)	52,619	4,672,567
Exponent, Inc.	5,966	613,901
First Advantage Corp.(a)(b)	36,925	535,782
Franklin Covey Co.(a)	86,686	4,062,973
Heidrick & Struggles International, Inc.	37,090	1,273,300
Insperity, Inc.	468,284	58,109,361
KBR, Inc.	197,771	10,899,160
Kelly Services, Inc., Class A, NVS	165,123	2,762,508
Kforce, Inc.	154,799	9,673,389
ShiftPixy, Inc.(a)	56	286
TriNet Group, Inc.(a)(b)	20,593	1,706,542
TrueBlue, Inc.(a)	39,991	747,832
		95,057,601
Real Estate Management & Development — 0.9%
Anywhere Real Estate, Inc.(a)	578,208	3,347,824
Compass, Inc., Class A(a)	359,519	1,297,864
DigitalBridge Group, Inc.	55,079	675,819
eXp World Holdings, Inc.	42,087	508,411
FRP Holdings, Inc.(a)	30,057	1,642,615
Kennedy-Wilson Holdings, Inc.	309,459	5,171,060
Marcus & Millichap, Inc.	420,941	14,467,742
RMR Group, Inc., Class A	216,803	6,100,837
		33,212,172
Road & Rail — 0.4%
ArcBest Corp.(b)	43,477	4,182,488
Covenant Logistics Group, Inc.	149,145	5,167,874
Marten Transport Ltd.	124,001	2,736,702
Saia, Inc.(a)	18,243	4,941,482
U.S. Xpress Enterprises, Inc., Class A(a)	1,693	2,658
Universal Logistics Holdings, Inc.	42	1,247
		17,032,451
Semiconductors & Semiconductor Equipment — 2.8%
Ambarella, Inc.(a)	17,267	1,628,451
Amkor Technology, Inc.	514,769	13,260,449
Axcelis Technologies, Inc.(a)	98,092	12,608,746
Cirrus Logic, Inc.(a)	6,028	619,377
Ichor Holdings Ltd.(a)	95,077	3,132,787
Lattice Semiconductor Corp.(a)	217,177	18,451,358
MaxLinear, Inc.(a)	217,240	7,431,780

Schedule of Investments (unaudited)  (continued)
February 28, 2023
BlackRock Advantage Small Cap Core Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Semiconductors & Semiconductor Equipment (continued)
Photronics, Inc.(a)	144,013	$ 2,537,509
Power Integrations, Inc.	57,974	4,768,362
Rambus, Inc.(a)	83,448	3,690,905
Semtech Corp.(a)	551,663	16,996,737
Silicon Laboratories, Inc.(a)(b)	73,104	13,051,257
Synaptics, Inc.(a)	51,652	6,074,792
Ultra Clean Holdings, Inc.(a)	76,008	2,421,615
Veeco Instruments, Inc.(a)	6,837	145,423
		106,819,548
Software — 5.5%
8x8, Inc.(a)	293,163	1,559,627
A10 Networks, Inc.	44,231	673,196
ACI Worldwide, Inc.(a)	605,006	15,639,405
Agilysys, Inc.(a)	1,129	90,218
Alarm.com Holdings, Inc.(a)	29,930	1,521,342
Appfolio, Inc., Class A(a)	46,555	6,148,053
Appian Corp., Class A(a)(b)	47,183	1,955,735
Asana, Inc., Class A(a)(b)	235,851	3,488,236
Blackline, Inc.(a)	33,948	2,320,685
Box, Inc., Class A(a)(b)	462,741	15,432,412
C3.ai, Inc., Class A(a)(b)	91,302	2,061,599
Cerence, Inc.(a)	29,468	806,834
Clear Secure, Inc., Class A(b)	74,566	2,292,159
Couchbase, Inc.(a)(b)	43,543	708,009
Domo, Inc., Class B(a)(b)	313,500	4,818,495
Duck Creek Technologies, Inc.(a)	24,613	466,170
eGain Corp.(a)	1,996	15,589
EngageSmart, Inc.(a)	255,092	5,367,136
Everbridge, Inc.(a)	48,491	1,584,686
Intapp, Inc.(a)	25,802	1,021,243
Kaleyra, Inc.(a)(b)	18,704	15,966
LivePerson, Inc.(a)(b)	641,734	6,494,348
LiveRamp Holdings, Inc.(a)	303,515	7,172,059
LiveVox Holdings, Inc.(a)	14,457	32,962
Model N, Inc.(a)	312,968	10,390,538
Momentive Global, Inc.(a)	303,017	2,090,817
PagerDuty, Inc.(a)(b)	575,197	17,175,382
Paylocity Holding Corp.(a)	6,852	1,319,764
Progress Software Corp.	119,492	6,863,621
PROS Holdings, Inc.(a)(b)	204,803	5,343,310
Q2 Holdings, Inc.(a)	208,989	6,746,165
Rapid7, Inc.(a)	312,789	14,794,920
Sprout Social, Inc., Class A(a)	132,170	8,059,727
SPS Commerce, Inc.(a)	31,961	4,814,605
Sumo Logic, Inc.(a)(b)	427,524	5,074,710
Tenable Holdings, Inc.(a)	269,466	11,918,481
Upland Software, Inc.(a)	36,078	208,892
Varonis Systems, Inc.(a)	571,489	15,475,922
Verint Systems, Inc.(a)	190,481	7,120,180
Vertex, Inc., Class A(a)	4,367	68,038
Workiva, Inc., Class A(a)	32,585	2,906,582
Yext, Inc.(a)	772,777	5,672,183
Zeta Global Holdings Corp., Class A(a)(b)	116,036	1,231,142
Zuora, Inc., Class A(a)	230,848	1,955,283
		210,916,426
Specialty Retail — 3.0%
Aaron’s Co., Inc.	157,262	2,256,710
Abercrombie & Fitch Co., Class A(a)(b)	70,434	2,071,464
American Eagle Outfitters, Inc.	911,424	13,097,163
Boot Barn Holdings, Inc.(a)	21,763	1,685,544
Chico’s FAS, Inc.(a)	790,859	4,547,439
Conn’s, Inc.(a)	363,327	3,113,712
Security	Shares	Value
Specialty Retail (continued)
Container Store Group, Inc.(a)	54,147	$ 235,539
Group 1 Automotive, Inc.(b)	98,089	21,684,535
Haverty Furniture Cos., Inc.	121,602	4,589,260
MarineMax, Inc.(a)	91,500	3,072,570
Murphy U.S.A., Inc.	65,439	16,692,835
National Vision Holdings, Inc.(a)	2,139	79,913
ODP Corp.(a)	52,308	2,368,506
Shoe Carnival, Inc.	62,840	1,655,834
Signet Jewelers Ltd.	241,263	17,279,256
Sonic Automotive, Inc., Class A	141,692	8,060,858
Sportsman’s Warehouse Holdings, Inc.(a)	6,297	56,610
Urban Outfitters, Inc.(a)(b)	493,264	13,293,465
Warby Parker, Inc., Class A(a)	1,827	23,769
Zumiez, Inc.(a)	21,915	509,743
		116,374,725
Technology Hardware, Storage & Peripherals — 0.3%
Super Micro Computer, Inc.(a)	132,544	12,985,336
Xerox Holdings Corp.	6,949	114,589
		13,099,925
Textiles, Apparel & Luxury Goods — 0.6%
Crocs, Inc.(a)	68,200	8,300,622
Ermenegildo Zegna NV	38,128	496,427
G-III Apparel Group Ltd.(a)	142,151	2,361,839
Oxford Industries, Inc.	27,363	3,218,162
Steven Madden Ltd.	209,303	7,597,699
		21,974,749
Thrifts & Mortgage Finance — 2.3%
Essent Group Ltd.	971,968	41,746,025
Federal Agricultural Mortgage Corp., Class C, NVS	191,742	27,200,520
FS Bancorp, Inc.	1,488	53,464
Merchants Bancorp	115,100	3,481,775
NMI Holdings, Inc., Class A(a)	443,003	10,339,690
Radian Group, Inc.	281,171	6,003,001
Western New England Bancorp, Inc.	5,009	50,491
		88,874,966
Tobacco — 0.1%
Turning Point Brands, Inc.	120,306	2,875,313
Trading Companies & Distributors — 2.9%
Applied Industrial Technologies, Inc.	183,275	26,182,666
BlueLinx Holdings, Inc.(a)	4,875	411,401
Boise Cascade Co.	94,256	6,514,032
GATX Corp.	51,390	5,606,135
GMS, Inc.(a)(b)	127,739	7,755,035
H&E Equipment Services, Inc.	68,881	3,822,896
Herc Holdings, Inc.	11,791	1,693,070
McGrath RentCorp	155,531	15,994,808
MRC Global, Inc.(a)	145,117	1,625,310
NOW, Inc.(a)	119,019	1,529,394
Rush Enterprises, Inc., Class A	610,092	34,580,015
SiteOne Landscape Supply, Inc.(a)(b)	31,704	4,702,971
Titan Machinery, Inc.(a)	74,707	3,420,834
		113,838,567
Wireless Telecommunication Services — 0.0%
Telephone and Data Systems, Inc.	6,180	78,424
United States Cellular Corp.(a)	19,703	475,434
		553,858
Total Common Stocks — 99.0% (Cost: $3,751,336,347)		3,818,965,128

Schedule of Investments (unaudited)  (continued)
February 28, 2023
BlackRock Advantage Small Cap Core Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Rights
Biotechnology — 0.0%
Flexion Therapeutics, Inc., CVR(a)(d)	73,745	$ 45,722
Radius Health, Inc., CVR(a)	72,193	5,775
		51,497
Household Durables — 0.0%
ZAGG, Inc., CVR(a)(b)(d)	122,846	11,056
Total Rights — 0.0% (Cost: $ —)		62,553
Total Long-Term Investments — 99.0% (Cost: $3,751,336,347)		3,819,027,681
Short-Term Securities
Money Market Funds — 3.8%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 4.41%(e)(f)	46,219,955	46,219,955
SL Liquidity Series, LLC, Money Market Series, 4.75%(e)(f)(g)	99,063,629	99,093,349
Total Short-Term Securities — 3.8% (Cost: $145,235,527)		145,313,304
Total Investments — 102.8% (Cost: $3,896,571,874)		3,964,340,985
Liabilities in Excess of Other Assets — (2.8)%		(106,942,481)
Net Assets — 100.0%		$ 3,857,398,504
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $3,646,610, representing 0.1% of its net assets as of period end, and an original cost of $2,172,394.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period end.
(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended February 28, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 05/31/22	Purchases at Cost	Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/28/23	Shares Held at 02/28/23	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, T-Fund, Institutional Class	$ 80,626,304	$ —	$ (34,406,349)(a)	$ —	$ —	$ 46,219,955	46,219,955	$ 789,403	$ —
SL Liquidity Series, LLC, Money Market Series	161,949,528	—	(62,899,935)(a)	8,068	35,688	99,093,349	99,063,629	933,694(b)	—
				$ 8,068	$ 35,688	$ 145,313,304		$ 1,723,097	$ —
(a)	Represents net amount purchased (sold).
(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Schedule of Investments (unaudited)  (continued)
February 28, 2023
BlackRock Advantage Small Cap Core Fund
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Russell 2000 E-Mini Index	463	03/17/23	$ 43,964	$ (769,121)
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•    Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
•    Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
•    Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
Certain investments of the Fund were fair valued using net asset value (“NAV”) as a practical expedient as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Aerospace & Defense	$ 34,446,482	$ —	$ —	$ 34,446,482
Air Freight & Logistics	27,364,404	—	—	27,364,404
Airlines	8,987,982	—	—	8,987,982
Auto Components	76,183,443	—	—	76,183,443
Automobiles	10,074,196	—	—	10,074,196
Banks	309,483,433	—	—	309,483,433
Beverages	34,808,392	—	—	34,808,392
Biotechnology	280,207,539	—	—	280,207,539
Building Products	60,575,089	—	—	60,575,089
Capital Markets	79,342,366	—	—	79,342,366
Chemicals	46,705,954	—	—	46,705,954
Commercial Services & Supplies	27,315,268	—	—	27,315,268
Communications Equipment	14,893,210	—	—	14,893,210
Construction & Engineering	88,206,279	—	—	88,206,279
Construction Materials	3,394,205	—	—	3,394,205
Consumer Finance	42,110,417	—	—	42,110,417
Containers & Packaging	340,494	—	—	340,494
Diversified Consumer Services	20,309,737	—	—	20,309,737
Diversified Financial Services	4,643,236	—	—	4,643,236

Schedule of Investments (unaudited)  (continued)
February 28, 2023
BlackRock Advantage Small Cap Core Fund
Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Common Stocks (continued)
Diversified Telecommunication Services	$ 14,392,379	$ —	$ —	$ 14,392,379
Electric Utilities	8,364,955	—	—	8,364,955
Electrical Equipment	38,005,571	—	—	38,005,571
Electronic Equipment, Instruments & Components	108,045,341	—	—	108,045,341
Energy Equipment & Services	86,116,653	—	—	86,116,653
Entertainment	7,149,594	—	—	7,149,594
Equity Real Estate Investment Trusts (REITs)	193,014,750	—	—	193,014,750
Food & Staples Retailing	7,502,083	—	—	7,502,083
Food Products	53,383,337	—	—	53,383,337
Gas Utilities	21,563,889	—	—	21,563,889
Health Care Equipment & Supplies	104,748,576	—	—	104,748,576
Health Care Providers & Services	100,192,607	—	—	100,192,607
Health Care Technology	48,141,779	—	—	48,141,779
Hotels, Restaurants & Leisure	112,066,292	—	—	112,066,292
Household Durables	47,832,942	—	—	47,832,942
Household Products	11,240,358	—	—	11,240,358
Independent Power and Renewable Electricity Producers	40,619,875	—	—	40,619,875
Insurance	64,562,332	—	—	64,562,332
Interactive Media & Services	50,869,951	—	—	50,869,951
Internet & Direct Marketing Retail	23,878,835	—	—	23,878,835
IT Services	91,501,162	—	—	91,501,162
Leisure Products	5,859,663	—	—	5,859,663
Life Sciences Tools & Services	29,428,751	—	—	29,428,751
Machinery	144,622,913	—	—	144,622,913
Marine	14,490,866	—	—	14,490,866
Media	20,230,163	—	—	20,230,163
Metals & Mining	70,864,248	—	—	70,864,248
Mortgage Real Estate Investment Trusts (REITs)	13,318,735	—	—	13,318,735
Multiline Retail	5,207,985	—	—	5,207,985
Multi-Utilities	9,364,162	—	—	9,364,162
Oil, Gas & Consumable Fuels	166,531,994	—	—	166,531,994
Paper & Forest Products	1,579,029	—	—	1,579,029
Personal Products	23,470,140	—	—	23,470,140
Pharmaceuticals	87,134,181	3,646,610	—	90,780,791
Professional Services	95,057,601	—	—	95,057,601
Real Estate Management & Development	33,212,172	—	—	33,212,172
Road & Rail	17,032,451	—	—	17,032,451
Semiconductors & Semiconductor Equipment	106,819,548	—	—	106,819,548
Software	210,916,426	—	—	210,916,426
Specialty Retail	116,374,725	—	—	116,374,725
Technology Hardware, Storage & Peripherals	13,099,925	—	—	13,099,925
Textiles, Apparel & Luxury Goods	21,974,749	—	—	21,974,749
Thrifts & Mortgage Finance	88,874,966	—	—	88,874,966
Tobacco	2,875,313	—	—	2,875,313
Trading Companies & Distributors	113,838,567	—	—	113,838,567
Wireless Telecommunication Services	553,858	—	—	553,858
Rights	—	5,775	56,778	62,553
Short-Term Securities
Money Market Funds	46,219,955	—	—	46,219,955
	$ 3,861,538,473	$ 3,652,385	$ 56,778	3,865,247,636
Investments valued at NAV(a)				99,093,349
				$ 3,964,340,985
Derivative Financial Instruments(b)
Liabilities
Equity Contracts	$ (769,121)	$ —	$ —	$ (769,121)
(a)	Certain investments of the Fund were fair valued using NAV as a practical expedient as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(b)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Schedule of Investments (unaudited)  (continued)
February 28, 2023
BlackRock Advantage Small Cap Core Fund
Portfolio Abbreviation
CVR	Contingent Value Rights
NVS	Non-Voting Shares
REIT	Real Estate Investment Trust